Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	YCM CPA INC.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of ReTo Eco-Solutions, Inc. and its subsidiaries (collectively, the “Company”) as of December 31, 2025 and 2024 and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the three years ended December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for the three years ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.